Note 4 – Intangible Assets	9 Months Ended	24 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cardio Diagnostics Member During Reverse Merger [Member]
Note 4 – Intangible Assets

Note 4 – Intangible Assets

The following tables provide detail associated with the Company’s acquired identifiable intangible assets:

	As of September 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Amortized intangible assets:
Know-how license	$80,000	$(38,667)	$41,333	5
Total	$80,000	$(38,667)	$41,333

Amortization expense charged to operations was $12,000 for the nine months ended September 30, 2022 and 2021, respectively.

CARDIO DIAGNOSTICS, INC.

Notes to Condensed Consolidated Financial Statements

Nine Months Ended September 30, 2022 and 2021
(Unaudited)

Cardio Diagnostics [Member]
Note 4 – Intangible Assets

Note 4 – Intangible Assets

The following tables provide detail associated with the Company’s acquired identifiable intangible assets:

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Amortized intangible assets:
Know-how license	$80,000	$(26,667)	$53,333	5
Total	$80,000	$(26,667)	$53,333

Amortization expense charged to operations was $16,000 and $10,667 for the years ended December 31, 2021 and 2020, respectively.